Revenue and Segment Information (Details) - Schedule of revenue and segment information - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue and Segment Information (Details) - Schedule of revenue and segment information [Line Items]
Total Revenue	$ 526,807	$ 193,113	$ 1,744,629
Sales of Halal products [Member]
Revenue and Segment Information (Details) - Schedule of revenue and segment information [Line Items]
Total Revenue	526,807
Development, sales and distribution of 3D autostereoscopic products and conversion equipment [Member]
Revenue and Segment Information (Details) - Schedule of revenue and segment information [Line Items]
Total Revenue		3,980	1,427,157
Sales of software and technology solutions [Member]
Revenue and Segment Information (Details) - Schedule of revenue and segment information [Line Items]
Total Revenue			317,472
Sales of air-filter products [Member]
Revenue and Segment Information (Details) - Schedule of revenue and segment information [Line Items]
Total Revenue		$ 189,133